S000107972 [Member] Expense Example - William Blair International Equity ETF - William Blair International Equity ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	$ 204